Business Combinations - Additional Information (Details) - Liquid Retailers LLC	6 Months Ended
Feb. 28, 2026 USD ($)
Business Combinations
Total consideration	$ 0
Goodwill arising on acquisition	190,935
Intangible asset	0
Revenue	1,321,933
Net loss	$ 178,883